RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
A summary of net amounts recorded as expense from related parties in the six months ended June 30, 2022 and June 30, 2021 is as follows:

(in thousands of $)	2022	2021
Frontline Management	1,163	1,476
SFL	18,375	18,002
Seatankers	4,793	9,236
CCL	395	(3)
Front Ocean Management AS	155	—
	24,881	28,711

Net amounts recorded as expense from related parties comprise of charter hire costs, bunker costs, general management and commercial management fees.
A summary of net amounts charged to related parties in the six months ended June 30, 2022 and June 30, 2021 is as follows:

(in thousands of $)	2022	2021
SFL	64	387
Seatankers	256	533
CCL	—	3,559
SwissMarine	2,033	12,977
Other	22	58
	2,375	17,514

Net amounts charged to related parties mainly comprise of commercial management fees, charter hire and net income under the revenue sharing agreement with CCL.

A summary of related parties income (expense) amounts included into Consolidated Statements of Operations as of June 30, 2022 and June 30, 2021 is as follows:

(in thousands of $)	2022	2021
Time charter revenues	2,033	12,977
Other revenues	342	978
Other operating income (expenses)	(413)	3,559
Ship operating expenses	(1,163)	(1,079)
Charter hire expenses[1]	(22,716)	(26,937)
Administrative expenses	(589)	(696)
	(22,506)	(11,198)

1) Including charter hire expense for SFL leases which is subsequently credited to Depreciation and Interest expense

A summary of balances due from related parties as of June 30, 2022 and December 31, 2021 is as follows:

(in thousands of $)	2022	2021
Frontline	1,832	2,604
UFC	879	—
Seatankers	62	5,751
Swiss Marine	—	281
Credit loss allowance	(21)	(21)
	2,752	8,615
A summary of balances owed to related parties as of June 30, 2022 and December 31, 2021 is as follows:

(in thousands of $)	2022	2021
CCL	40	2,378
Seatankers	7,120	—
TFG Marine	17,855	6,563
Other	1,631	4,993
	26,646	13,934